Net (Loss) Income Per Share - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	7,803	3,071
Unvested Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	35